Fair Value Measurements - Schedule of Asset Retirement Obligation Liabilities Measured at Fair Value on a Non-recurring Basis (Details) - Nonrecurring - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025
Asset:
Equity facility derivative asset	$ 16,999	$ 0	$ 158,255
Liabilities:
ARO liabilities	2,198,064	1,654,968	2,307,928
Assignment of interest in certain properties	166,449
Embedded derivative liability	309,181	0	480,490
Expenses:
Stock-based compensation	6,893,650	2,499,000
Level 1
Asset:
Equity facility derivative asset
Liabilities:
ARO liabilities
Assignment of interest in certain properties
Embedded derivative liability
Expenses:
Stock-based compensation
Level 2
Asset:
Equity facility derivative asset
Liabilities:
ARO liabilities
Assignment of interest in certain properties
Embedded derivative liability
Expenses:
Stock-based compensation
Level 3
Asset:
Equity facility derivative asset	16,999		158,255
Liabilities:
ARO liabilities	2,198,064	1,654,968	2,307,928
Assignment of interest in certain properties	166,449
Embedded derivative liability	309,181		$ 480,490
Expenses:
Stock-based compensation	$ 6,893,650	$ 2,499,000